COLUMBIA FUNDS SERIES TRUST

                      Mortgage- and Asset-Backed Portfolio
                               (the "Portfolio")

       Supplement dated January 3, 2008 to the Prospectus dated August 1, 2007

         Effective immediately, the last sentence of the first paragraph of the section of the prospectus entitled "Principal Investment Strategies" is revised as follows:

        Under normal circumstances, the Portfolio's dollar-weighted effective duration will be between one and six years.



INT-47/139112-0108                                              January 3, 2008